Inventories and Contracts in Progress (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials	$ 2,037	$ 1,948
Work-in-process	2,422	2,093
Finished goods	3,183	2,975
Contracts in progress	8,668	8,189
Inventories before payments and billings	16,310	15,205
Progress payments, secured by lien, on U.S. Government contracts Netted Against Inventory For Long Term US Government Contracts Or Programs	239	117
Billings on contracts in progress	7,936	7,446
Inventories and contracts in progress, net	8,135	7,642
Inventory Valuation Reserves	$ 760	$ 721
Percentage Of Inventory For Long Term Contracts Or Programs	67.00%	65.00%
UTC Aerospace Systems [Member]
Inventory [Line Items]
Capitalized research and development costs included in inventory	$ 152	$ 141